UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    1700 BROADWAY
            38TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       PAUL SEGAL
Title:      PRESIDENT
Phone:      212-615-3450

Signature, Place, and Date of Signing:

PAUL SEGAL                      NEW YORK, NY                FEBRUARY 16, 2010
----------                      ------------                -----------------
[Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         47
                                                -----------
Form 13F Information Table Value Total:         $1,215,596
                                                -----------
                                                (thousands)

List of Other Included Managers:                NONE

COLUMN 1                       COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5               COLUMN 6    COLUMN 7  COLUMN 8
--------                       --------    --------    --------  --------               --------    --------  --------
                               TITLE                             SHRS
                               OF                       VALUE    OR PRN      SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP       (X1000)   AMOUNT      PRN  CALL  DISCRETION  MANAGERS  SOLE       SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT ENERGY CORP            COM         018802108   59,740    1,974,217   SH         SOLE                  1,974,217  0      0
ALPHA NATURAL RESOURCES INC    COM         02076X102   25,527    588,457     SH         SOLE                  588,457    0      0
AMEREN CORP                    COM         023608102   1,423     50,902      SH         SOLE                  50,902     0      0
AMERICAN WTR WKS CO INC NEW    COM         030420103   28,230    1,259,688   SH         SOLE                  1,259,688  0      0
CALPINE CORP                   COM NEW     131347304   119,560   10,869,088  SH         SOLE                  10,869,088 0      0
CANADIAN SOLAR INC             COM         136635109   16,411    569,430     SH         SOLE                  569,430    0      0
CHENIERE ENERGY INC            COM NEW     16411R208   906       374,505     SH         SOLE                  374,505    0      0
CLECO CORP NEW                 COM         12561W105   5,391     197,242     SH         SOLE                  197,242    0      0
CMS ENERGY CORP                COM         125896100   58,737    3,750,745   SH         SOLE                  3,750,745  0      0
COMCAST CORP NEW               CL A SPL    20030N200   792       49,500      SH         SOLE                  49,500     0      0
CONSOL ENERGY INC              COM         20854P109   17,181    345,000     SH         SOLE                  345,000    0      0
CONSTELLATION ENERGY GROUP I   COM         210371100   15,459    439,547     SH         SOLE                  439,547    0      0
DIVX INC                       COM         255413106   61        10,900      SH         SOLE                  10,900     0      0
EDISON INTL                    COM         281020107   82,361    2,368,045   SH         SOLE                  2,368,045  0      0
EMMIS COMMUNICATIONS CORP      CL A        291525103   301       258,037     SH         SOLE                  258,037    0      0
ENTERGY CORP NEW               COM         29364G103   110,855   1,354,531   SH         SOLE                  1,354,531  0      0
FIRST SOLAR INC                COM         336433107   27,080    200,000     SH         SOLE                  200,000    0      0
FIRST SOLAR INC                CALL        336433107   4,739     35,000           CALL  SOLE                  35,000     0      0
GLU MOBILE INC                 COM         379890106   118       102,496     SH         SOLE                  102,496    0      0
GREAT PLAINS ENERGY INC        COM         391164100   19,720    1,017,011   SH         SOLE                  1,017,011  0      0
ITC HLDGS CORP                 COM         465685105   43,172    828,800     SH         SOLE                  828,800    0      0
LIMELIGHT NETWORKS INC         COM         53261M104   788       201,046     SH         SOLE                  201,046    0      0
LOCAL COM CORP                 COM         53954R105   65        11,111      SH         SOLE                  11,111     0      0
MASSEY ENERGY CORP             COM         576206106   10,503    250,000     SH         SOLE                  250,000    0      0
NV ENERGY INC                  COM         67073Y106   22,034    1,779,821   SH         SOLE                  1,779,821  0      0
PG&E CORP                      COM         69331C108   4,912     110,000     SH         SOLE                  110,000    0      0
PPL CORP                       COM         69351T106   60,125    1,860,872   SH         SOLE                  1,860,872  0      0
QUESTAR CORP                   COM         748356102   3,159     76,000      SH         SOLE                  76,000     0      0
QWEST COMMUNICATIONS INTL IN   COM         749121109   74        17,500      SH         SOLE                  17,500     0      0
RRI ENERGY INC                 COM         74971X107   33,932    5,932,101   SH         SOLE                  5,932,101  0      0
SAVVIS INC                     COM NEW     805423308   171       12,200      SH         SOLE                  12,200     0      0
SEMPRA ENERGY                  COM         816851109   75,041    1,340,500   SH         SOLE                  1,340,500  0      0
SOUTH JERSEY INDS INC          COM         838518108   535       14,000      SH         SOLE                  14,000     0      0
SOUTHWEST GAS CORP             COM         844895102   14,926    523,165     SH         SOLE                  523,165    0      0
SPDR TR                        PUT         78462F103   47,919    430,000          PUT   SOLE                  430,000    0      0
SPRINT NEXTEL CORP             COM SER 1   852061100   785       214,400     SH         SOLE                  214,400    0      0
SUNCOR ENERGY INC NEW          COM         867224107   1,995     56,500      SH         SOLE                  56,500     0      0
SUNPOWER CORP                  COM CL B    867652307   6,309     301,125     SH         SOLE                  301,125    0      0
SUNTECH PWR HLDGS CO LTD       PUT         86800C104   6,652     400,000          PUT   SOLE                  400,000    0      0
TELEPHONE & DATA SYS INC       COM         879433100   456       13,453      SH         SOLE                  13,453     0      0
TERREMARK WORLDWIDE INC        COM NEW     881448203   88        12,800      SH         SOLE                  12,800     0      0
SOUTHERN CO                    COM         842587107   9,796     294,000     SH         SOLE                  294,000    0      0
TRANSALTA CORP                 COM         89346D107   96,713    4,342,740   SH         SOLE                  4,342,740  0      0
TRINA SOLAR LIMITED            SPON ADR    89628E104   15,353    284,472     SH         SOLE                  284,472    0      0
UNISOURCE ENERGY CORP          COM         909205106   106,110   3,296,379   SH         SOLE                  3,296,379  0      0
WILLIAMS COS INC DEL           COM         969457100   20,629    978,585     SH         SOLE                  978,585    0      0
WISCONSIN ENERGY CORP          COM         976657106   38,766    777,961     SH         SOLE                  777,961    0      0
                                                       1,215,596